Note 8 - Trade and Other Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of the components of trade and other receivables [text block]
	As at	As at
	March 31, 2020	March 31, 2019
Trade account receivables, net	$241,969	$365,008
Accrued gas receivable	7,224	13,637
Net unbilled revenue	121,993	270,130
Other	32,721	56,446
	$403,907	$705,221

Disclosure of financial assets that are either past due or impaired [text block]
	March 31, 2020	March 31, 2019

Current	$83,431	$116,892
1–30 days	26,678	42,562
31–60 days	6,513	22,317
61–90 days	5,505	16,352
Over 90 days	35,252	100,580
	$157,379	$298,703

Disclosure Of Allowance For Credit Losses [text block]

	March 31, 2020	March 31, 2019

Balance, beginning of year	$182,365	$60,121
Provision for doubtful accounts	80,050	192,202
Bad debts written off	(138,514)	(90,231)
Adjustment from IFRS 9 adoption	-	23,636
Foreign exchange	3,124	(3,363)
Assets classified as held for sale/sold	(81,193)	-
Balance, end of year	$45,832	$182,365

Allowance for doubtful accounts on accounts receivable	$43,127	$168,728
Allowance for doubtful accounts on unbilled revenue	2,705	13,637
Total allowance for doubtful accounts	$45,832	$182,365